Inventories	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Inventories

14.	INVENTORIES
Details of inventories at 31 December 2021 and 2020 are as follows:

(In Euros)	31 Dec 2021	31 Dec 2020

Raw materials	5,225,600	1,984,132
Work in progress	11,998,927	2,211,736
Finished goods	10,264,746	3,048,753

Total	27,489,273	7,244,621

The Company has proper insurance policies in place to cover all inventories, with specific global insurance coverage for each of the Group’s warehouses.
Based
on current information, the group has booked an inventory provision of Euros
311,203
at 31 December 2021 to cover the impact of slow-moving and accrual obsolescence inventories (No impairment losses have been recognized in 2020) (see Note 20).
There
were no commitments for the acquisition of inventories at the end of 2021 and 2020. Advance payments for the acquisition of inventories at 31 December 2021 total
2,107,551
(Euros
465,360
at 31 December 2020).